Goodwill and Intangible Assets	3 Months Ended
Dec. 27, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The changes in the carrying amount of goodwill by segment are as follows ($ in millions):

	NA Installation & Services	ROW Installation & Services	Global Products	Total
As of September 28, 2012
Gross Goodwill	$2,127	$1,973	$1,696	$5,796
Impairments	(126)	(1,068)	(567)	(1,761)
Carrying Amount of Goodwill	2,001	905	1,129	4,035
Acquisitions/Purchase Accounting Adjustments	24	42	90	156
Transfers	(39)	—	39	—
Currency Translation	(8)	(19)	(1)	(28)
As of September 27, 2013
Gross Goodwill	$2,104	$1,996	$1,824	$5,924
Impairments	(126)	(1,068)	(567)	(1,761)
Carrying Amount of Goodwill	1,978	928	1,257	4,163
Acquisitions/Purchase Accounting Adjustments	8	14	—	22
Currency Translation	(6)	1	(1)	(6)
As of December 27, 2013
Gross Goodwill	$2,106	$2,011	$1,823	$5,940
Impairments	(126)	(1,068)	(567)	(1,761)
Carrying Amount of Goodwill	$1,980	$943	$1,256	$4,179

The following table sets forth the gross carrying amount and accumulated amortization of the Company's intangible assets as of December 27, 2013 and September 27, 2013 ($ in millions):

	As of
	December 27, 2013		September 27, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Contracts and related customer relationships	$1,427	$1,102	$1,420	$1,101
Intellectual property	623	479	623	477
Other	42	15	40	13
Total	$2,092	$1,596	$2,083	$1,591
Non-Amortizable:
Intellectual property	$222		$223
Franchise rights	76		76
Total	$298		$299

Intangible asset amortization expense for both quarters ended December 27, 2013 and December 28, 2012 was $24 million.
The estimated aggregate amortization expense on intangible assets is expected to be approximately $69 million for the remainder of 2014, $74 million for 2015, $68 million for 2016, $60 million for 2017, $225 million for 2018 and thereafter.